TIAA-CREF Global Natural Resources Fund
TIAA-CREF Global Natural Resources Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Global Natural Resources Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Global Natural Resources Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class
Management fees		0.65%	0.65%		0.65%	0.65%	0.65%
Distribution (Rule 12b-1) fees					0.15%		0.25%
Other expenses		0.13%	0.23%	[1]	0.14%	0.39%	0.29%
Total annual Fund operating expenses		0.78%	0.88%		0.94%	1.04%	1.19%
Waivers and expense reimbursements	[2]	(0.03%)	(0.03%)		(0.04%)	(0.04%)	(0.05%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.75%	0.85%		0.90%	1.00%	1.14%
[1]	Estimate is for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Institutional Class shares; (ii) 0.90% of average daily net assets for Advisor Class shares; (iii) 0.90% of average daily net assets for Premier Class shares; (iv) 1.00% of average daily net assets for Retirement Class shares; and (v) 1.14% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2018, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 28, 2018, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Global Natural Resources Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$ 77	$ 87	$ 92	$ 102	$ 116
3 years	246	278	296	327	373
5 years	430	485	516	570	650
10 years	$ 963	$ 1,082	$ 1,151	$ 1,267	$ 1,439

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund will primarily invest in equity securities, but, from time to time, the Fund may also invest in debt securities of issuers engaged in or related to the natural resources sector. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is considered to be “non-diversified,” which means it may invest in fewer issuers than a “diversified” fund. Due to the Fund’s substantial investment in issuers within the natural resources sector, the Fund’s investments are considered to be “concentrated” in this sector.

Typically, the Fund will invest in issuers listed in at least three countries outside the United States, and will invest at least 40% of its assets in foreign issuers. However, when market conditions warrant, the Fund may invest a higher percentage in U.S. issuers. In such cases, the Fund will invest at least 30% in foreign issuers. The investment selection decisions of the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), drives country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund’s issuer, natural resource sub-sector and country exposure against its benchmark index, the MSCI All Country World Commodity Producers Sector Capped Index (the “Index”), to assess the Fund’s relative investment exposures. Advisors looks to invest the Fund’s assets globally in financial instruments of well-positioned companies in the natural resources sector, both in developed and emerging markets. In selecting the Fund’s investments, Advisors generally favors companies that it believes are resource-rich, have growth potential and trade at relatively attractive valuations, regardless of their geographical location. The Fund may also invest in companies that Advisors believes are well-positioned as suppliers to the natural resources sector, or benefit in some way from the natural resources value chain. The Fund may also hold certain natural resources directly, such as precious metals or timberland, subject to regulatory illiquidity limits and other restrictions. The Fund may invest in issuers with various levels of market capitalization.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Industry/Sector Concentration Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be.

• Special Risks of Investing in Natural Resources Investments—The value of the Fund’s investments in financial instruments of natural resources issuers and directly in natural resources may be affected by various factors, including increased market volatility, natural events, inflationary pressure and national and international politics, causing the Fund to perform poorly. In addition, direct investments in natural resources, such as holding precious metals, are generally more illiquid than securities holdings, which could result in difficulty in their disposal in a timely and favorable manner.

• Non-Diversification Risk—The Fund is considered to be “non-diversified,” which means that it can invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular security may have a greater effect on the Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2016, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on returns, see the Financial highlights for the Fund in this Prospectus.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) Global Natural Resources Fund

Best quarter: 10.87%, for the quarter ended December 31, 2016. Worst quarter: -16.81%, for the quarter ended September 30, 2015.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2016
Average Annual Returns - TIAA-CREF Global Natural Resources Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	33.18%	(0.28%)		(0.96%)		Nov. 01, 2011
Advisor Class	33.10%	(0.26%)	[1]	(0.94%)	[1]	Dec. 04, 2015
Premier Class	33.03%	(0.42%)		(1.09%)		Nov. 01, 2011
Retirement Class	32.80%	(0.52%)		(1.19%)		Nov. 01, 2011
Retail Class	32.64%	(0.67%)		(1.34%)		Nov. 01, 2011
After Taxes on Distributions | Institutional Class	32.16%	(0.75%)		(1.42%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	19.52%	(0.17%)		(0.68%)
MSCI All Country World Commodity Producers Sector Capped Index (reflects no deductions for fees, expenses or taxes)	31.32%	(1.78%)		(2.34%)	[2]
[1]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.
[2]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.